Market risk (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Assets And Liabilities Subject To Market Risk
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	662,183	555,133

Liabilities subject to market risk
Loans payable	171,569	161,569